TorrayResolute Small/Mid Cap Growth Fund

Schedule of Investments
March 31, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 97.7%
Consumer Discretionary - 4.1%
Pool	1,807	$623,849

Consumer Staples - 2.6%
Church & Dwight	4,522	394,997

Financials - 2.7%
PRA Group *	10,799	400,319

Health Care # - 35.0%
AMN Healthcare Services *	6,560	483,472
BioMarin Pharmaceutical *	4,835	365,091
Blueprint Medicines *	3,744	364,029
Catalent *	5,129	540,135
Cooper Companies	1,256	482,417
Halozyme Therapeutics *	14,490	604,088
Mettler-Toledo International *	466	538,552
Myovant Sciences *	20,326	418,309
Omnicell *	4,353	565,324
Rocket Pharmaceuticals *	8,090	358,953
Teladoc Health *	3,063	556,700
		5,277,070
Industrials - 11.9%
Copart *	4,554	494,610
Hexcel	8,303	464,968
ICF International	4,901	428,347
RBC Bearings *	2,072	407,708
		1,795,633
Information Technology # - 37.6%
ANSYS *	1,670	567,065
Aspen Technology *	4,852	700,289
CyberArk Software *	2,518	325,678
IPG Photonics *	2,185	460,904
Jack Henry & Associates	3,351	508,414
MKS Instruments	2,940	545,135
Monolithic Power Systems	1,241	438,334
Qualys *	4,823	505,354
Sapiens International	18,361	583,696
Verra Mobility *	34,169	462,477
Zebra Technologies *	1,162	563,779
		5,661,125
Real Estate - 3.8%
SBA Communications - REIT	2,082	577,859
TOTAL COMMON STOCKS
(Cost $9,049,915)		14,730,852

Short-Term Investment - 2.4%
First American Government Obligations Fund, Class X, 0.04%^
TOTAL SHORT-TERM INVESTMENT
(Cost $354,479)	354,479	354,479

Total Investments - 100.1%
(Cost $9,404,394)		15,085,331
Other Assets and Liabilities, Net - (0.1)%		(13,029)
Total Net Assets - 100.0%		$15,072,302

*	Non-income producing security.
#
As of March 31, 2021, the Fund had a significant portion of its assets invested in both the health care and information technology sectors. The health care sector may be more greatly impacted by adverse regulatory, political, legal and other changes affecting the issuers of such securities.  The information technology sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

^	The rate shown is the annualized seven day effective yield as of March 31, 2021.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$14,730,852	$-	$-	$14,730,852
Short-Term Investment	354,479	-	-	354,479
Total Investments in Securities	$15,085,331	$-	$-	$15,085,331

Refer to Schedule of Investments for furhter information on the classification of investments.